Preferred shares issued by subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Preferred shares issued by subsidiaries
Schedule of preferred shares as financial liabilities at fair value through profit or loss, and the movement of these preferred shares

Preferred shares issued
by subsidiaries
RMB
Balance as of January 1, 2022	12,316,166
Repurchase of preferred shares	(140,888)
Changes in fair value though profit or loss	(5,181,505)
Changes in fair value though other comprehensive income attributable to changes in the credit risk	(348,855)
Currency translation difference	944,067
Balance as of December 31, 2022	7,588,985
Changes in fair value though profit or loss	4,870,388
Changes in fair value though other comprehensive income attributable to changes in the credit risk	1,187,881
Currency translation difference	198,891
Balance as of December 31, 2023	13,846,145
Issuance of preferred shares	1,051,463
Repurchase of preferred shares	(4,687,082)
Changes in fair value though profit or loss	924,403
Changes in fair value though other comprehensive income attributable to changes in the credit risk	(365,216)
Currency translation difference	191,780
Balance as of December 31, 2024	10,961,493